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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2003

Check here if amendment [x];   Amendment Number: 3
This Amendment (Check only one):
[ ]  is a restatement
[x]  adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which such request was withdrawn on February 10, 2004.

Institutional Investment Manager Filing this Report:

Name:                 UBS Securities LLC
Address:              677 Washington Boulevard
                      Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:             Jeffery H. Laska
Title:            Director
Phone:            (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
February 17, 2004
Stamford, Connecticut
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Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:     $216,985.09   (thousands)

List of Other Included Managers:  NONE


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
          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5      COLUMN 6  COLUMN 7           COLUMN 8
                                                                                         INVEST-
                                                                                           MENT                  VOTING AUTHORITY
           NAME OF                                         VALUE      SHRS OR  SH/ PUT/  DISCRE-    OTHER
           ISSUER             TITLE OF CLASS   CUSIP      X$1000      PRN AMT  PRN CALL   TION     MANAGERS    SOLE    SHARED  NONE
Concord EFS Inc.                   Com       206197105  $119,629.62  8,127,012  Sh        Sole              8,127,012
Dreyers Grand Ice Cream Inc.       Com       261878102  $ 29,744.48    378,236  Sh        Sole                378,236
Quintiles Transnational Corp.      Com       748767100  $ 38,256.11  2,699,796  Sh        Sole              2,699,796
Ribapharm Inc.                     Com       762537108  $ 10,217.07  1,584,042  Sh        Sole              1,584,042
Taubman Ctrs Inc.                  Com       876664103  $ 19,137.81    998,842  Sh        Sole                998,842